Net Assets - Regular Distributions Declared (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 13, 2023	Aug. 10, 2023	Jun. 30, 2023	Dec. 31, 2023
Class I
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.19925	$ 1.02635
Distribution Amount			$ 7,195	$ 45,455
Class I | Dividends Declared, September 29, 2023
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.19925
Distribution Amount		$ 8,027
Class I | Dividends Declared, October 31, 2023
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.19925
Distribution Amount		$ 8,949
Class I | Dividends Declared, November 30, 2023
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.21430
Distribution Amount	$ 10,153
Class I | Dividends Declared, December 29, 2023
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.21430
Distribution Amount	$ 11,131
Class S
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.17975	$ 0.93007
Distribution Amount			$ 430	$ 6,445
Class S | Dividends Declared, September 29, 2023
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.18033
Distribution Amount		$ 917
Class S | Dividends Declared, October 31, 2023
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.17971
Distribution Amount		$ 1,214
Class S | Dividends Declared, November 30, 2023
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.19549
Distribution Amount	$ 1,747
Class S | Dividends Declared, December 29, 2023
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.19479
Distribution Amount	$ 2,137
Class D
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.19351	$ 0.99803
Distribution Amount			$ 134	$ 1,266
Class D | Dividends Declared, September 29, 2023
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.19369
Distribution Amount		$ 228
Class D | Dividends Declared, October 31, 2023
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.19350
Distribution Amount		$ 235
Class D | Dividends Declared, November 30, 2023
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.20877
Distribution Amount	$ 292
Class D | Dividends Declared, December 29, 2023
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.20856
Distribution Amount	$ 377